EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES	9 Months Ended
Dec. 31, 2025
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

6. EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

During the three and nine months ended December 31, 2025, the Company incurred $811,560 and $18,687,631 respectively (three and nine months ended December 31, 2024 - $5,243,030 and $20,717,450 respectively) on exploration and evaluation expenses and recovered $803,999 and $18,750,750 respectively (three and nine months ended December 31, 2024 - $3,306,382 and $17,596,923 respectively) from the partners which have been included on the condensed interim statements of comprehensive loss (income). The following tables summarize the exploration and evaluation expenses incurred.

	IKE	JOY	DUKE	OTHER	TOTAL
Three months ended December 31, 2025	($)	($) (1)	($)	($)	($)
Assays and analysis	2,326	–	155,597	58,783	216,706
Drilling	1,858	–	30,193	–	32,051
Environmental	–	–	6,189	–	6,189
Equipment rental	4,050	–	19,389	–	23,439
Freight	–	–	26,612	–	26,612
Geological, including geophysical	17,090	–	225,896	32,192	275,178
Graphics	1,103	–	3,668	2,317	7,088
Helicopter and fuel	–	–	–	5,878	5,878
Operations support	3,554	–	40,397	330	44,281
Property acquisition and assessments costs	50,000	–	10,081	260	60,341
Socioeconomic	14,063	–	16,864	9,000	39,927
Travel and accommodation	2,502	–	58,512	12,856	73,870
	96,546	–	593,398	121,616	811,560
	IKE	JOY	DUKE	OTHER	TOTAL
Three months ended December 31, 2024	($)	($)	($)	($)	($)
Assays and analysis	194,285	395,389	163,565	76	753,315
Drilling	556,413	121,854	31,125	–	709,392
Environmental	7,297	28,658	3,498	–	39,453
Equipment rental	39,585	86,560	28,033	–	154,178
Freight	47,360	98,114	30,562	–	176,036
Geological, including geophysical	190,652	356,228	367,356	26,509	940,745
Graphics	–	610	6,544	340	7,494
Helicopter and fuel	576,546	84,052	9,309	–	669,907
Operations support	50,000	–	1,474	4,160	55,634
Property acquisition and assessments costs	194,260	993,415	251,292	6,012	1,444,979
Socioeconomic	10,710	79,420	47,811	10,523	148,464
Technical data	2,100	8,400	8,400	–	18,900
Travel and accommodation	19,823	53,306	51,404	–	124,533
	1,889,031	2,306,006	1,000,373	47,620	5,243,030

	IKE	JOY	DUKE	OTHER	TOTAL
Nine months ended December 31, 2025	($)	($) (1)	($)	($)	($)
Assays and analysis	49,630	566,852	536,409	89,510	1,242,401
Drilling	6,404	4,503,171	2,891,298	–	7,400,873
Environmental	330	10,752	17,776	–	28,858
Equipment rental	12,150	354,934	224,562	–	591,646
Freight	–	454,503	145,736	–	600,239
Geological, including geophysical	70,829	1,485,484	1,326,110	136,756	3,019,179
Graphics	1,299	7,444	4,807	2,360	15,910
Helicopter and fuel	–	2,682,118	1,951,779	17,329	4,651,226
Operations support	13,050	1,319,317	598,168	64,612	1,995,147
Property acquisition and assessments costs	54,225	18,794	19,919	797,020	889,958
Socioeconomic	20,276	92,314	43,952	18,631	175,173
Technical data	–	–	146	–	146
Travel and accommodation	5,540	717,081	971,103	20,122	1,713,846
	233,733	12,212,764	8,731,765	1,146,340	22,324,602
	IKE	JOY	DUKE	OTHER	TOTAL
Nine months ended December 31, 2024	($)	($)	($)	($)	($)
Assays and analysis	220,387	830,702	526,231	2,280	1,579,600
Drilling	596,256	3,650,323	1,144,281	–	5,390,860
Environmental	13,077	38,651	17,702	41	69,471
Equipment rental	57,210	199,204	140,414	–	396,828
Freight	49,401	275,659	119,240	–	444,300
Geological, including geophysical	378,557	1,033,188	1,716,389	37,021	3,165,155
Graphics	2,236	3,736	20,253	340	26,565
Helicopter and fuel	1,031,806	2,288,980	1,148,199	–	4,468,985
Operations support	65,345	1,885	19,155	107,150	193,535
Property acquisition and assessments costs	403,985	2,422,878	1,270,610	19,006	4,116,479
Socioeconomic	89,584	186,720	121,485	17,725	415,514
Technical data	2,100	26,490	26,420	–	55,010
Travel and accommodation	24,628	187,762	180,363	2,395	395,148
	2,934,572	11,146,178	6,450,742	185,958	20,717,450

(1)

JOY is operating in the joint venture corporation Aurora Minerals Ltd. (“Aurora Minerals”) since August 20, 2026. All exploration and evaluation expenses on JOY after August 20, 2026 are in Aurora Minerals. (see note 7)

Below is a summary of the Company’s major exploration property interests, together with the material property transactions.

(a) IKE District

The IKE District is subject to the following royalties:

•	A 1% net smelter return (“NSR’) on the IKE Property mineral claims capped at $2 million, which can be repurchased at any time for $2 million. An additional 2% NSR, subject to the Company retaining the right to purchase up to the entire royalty amount by the payment of up to $4 million. The Company has also agreed to make annual advance royalty payments of $50,000 to the holders of the 2% NSR royalty interest and, upon completion of a positive feasibility study, to issue to these same parties 500,000 common shares.

•	A 2% NSR on the Granite Property mineral claims which can be purchased for $2 million. In addition, there is an underlying 2.5% NSR royalty on certain mineral claims within the Granite Property, which can be purchased at any time for $1.5 million less any amount of royalty already paid.

•	The entire IKE District is subject to a 1% NSR royalty from mine production capped at a total of $5 million.

(b) JOY District (Note 7)

On May 11, 2021, the Company and Freeport-McMoRan Mineral Properties Canada Inc. (“Freeport”), a wholly-owned subsidiary of Freeport-McMoRan Inc. (NYSE:FCX) entered into a Mineral Property Earn-in Agreement (the “Agreement”) whereby Freeport may acquire up to a 70% ownership interest of the JOY District. To earn an initial 60% interest, Freeport is required to fund $35 million of work expenditures over a 5- year term. On May 11, 2025, Freeport earned the 60% interest under an accelerated timeframe and a joint venture corporation, Aurora Minerals Ltd. has been established to operate the JOY District (Note 7). During the three months ended September 30, 2025, Freeport elected to earn an additional 10% interest, for an aggregate 70% interest by sole funding a further $75 million within the following five years at a rate of no less than $10 million per year. Freeport is not obligated to continue funding Stage 2 and may abandon it at any time and revert to 60:40 ownership arrangement.

On February 5, 2025, the Company entered into a mineral property option agreement to acquire 100% interest in 22 mineral claims that are located adjacent to its JOY tenure and immediately to the east of its AuRORA copper-gold-silver (“Cu-Au-Ag”) discovery. The terms of the 5-year option to acquire 100% of the Brenda Property require annual payments of $400,000 with the option to purchase exercise price starting at $8 million if exercised in the first year, and increasing on an annual basis to $12 million in year five. The claims are subject to a 2% net smelter returns royalty of which 1% (or one-half) can be acquired for $5 million before commencement of commercial mining operations or $10 million after commencement of mining. The claims fall largely within the area of common interest under the Agreement. In April, 2025, Freeport exercised its right to have the entire Brenda Property included in the JOY District.

In addition, Freeport has an option to acquire 80% of the PIL Property from Finlay Minerals Ltd. (“Finlay”). Approximately 32% (42.34 km2) of the PIL Property mineral claims area lies within the area of common interest under the Agreement. The Company has exercised its right to have the area under common interest brought into the JOY District. Freeport is responsible for making all expenditures to fund the exercise of the PIL Property option with Finlay. Expenditures incurred within the area of common interest will be credited towards the Agreement with Amarc. If Freeport acquires its interest in the PIL Property, Amarc will have a maximum interest of 24% of the PIL Property.

JOY District is subject to the following royalties:

•	The PINE Property is subject to a 3% NSR on the PINE Property capped at $5 million payable from production.

•	A 2.5% net profits interest (“NPI”) on mineral claims comprising approximately 96% of the PINE Property, which are subject to the 3% NSR and a 1% NSR on the balance of the claims that are not subject to the 3% NSR. The NPI royalty can be reduced to 1.25% at any time for $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% for $2.5 million in cash or shares.

•	The Paula claim is subject to a 1% NSR royalty payable from commercial production that is capped at $500,000.

During the three and nine months ended December 31, 2025, the Company recorded a gross amount of cost recovery of $nil and $9,447,558 respectively (three and nine months ended December 31, 2024 - $2,306,006 and $11,146,178 ) offsetting the expenditures incurred pursuant to the Agreement.

(c) DUKE District

On November 22, 2022, the Company announced that it had entered into a Mineral Property Earn-in Agreement (the "Agreement") with Boliden Mineral Canada Ltd. (“Boliden”), a wholly-owned subsidiary of the Boliden Group. Under the terms of the Agreement, Boliden has a two-staged option to earn up to a 70% interest in the DUKE District.

To earn an initial 60% interest Boliden must fund $30 million of exploration and development expenditures within four years of the effective date of the Agreement. Amarc is the operator during this initial earn-in stage. Upon earning a 60% interest, Boliden can elect to earn an additional 10% interest in the Duke District, for an aggregate 70% interest, by funding an additional $60 million of exploration and development expenditures at a minimum rate of $10 million per year over the ensuing six years. Once Boliden has earned a 60% interest it will also have the right to become the operator. As of December 31, 2025, Boliden has funded $30 million and earned 60% interest in the Duke District.

The Company initially records the amounts of contributions received or receivable from Boliden pursuant to the Agreement as a liability (advanced contributions received) in the statements of financial position, and subsequently recognizes amounts as cost recoveries in the statements of loss (income) as the Company incurs the related expenditures. As at December 31, 2025, the Company recorded advanced contributions balance of $59,513 (March 31, 2025 - $635,530).

During the three and nine months ended December 31, 2025, the Company recorded a gross amount of cost recovery of $624,804 and $9,175,137 respectively (three and nine months ended December 31, 2024: $1,045,376 and $6,450,745 respectively) offsetting the expenditures incurred pursuant to the Agreement.

(d) Other property transactions

On May 16, 2022, the Company entered into a mineral claims option agreement with an arms-length third party optionor to acquire a 100% interest in and to a property, subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10 million has been paid after which the NSR royalty reduces to 0.5%. The Company paid $100,000 during the year ended March 31, 2023 and shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1 million has been paid to optionor.

On August 21, 2025, the Company issued 1,000,000 common shares to Gold Fields Toodoggone Exploration Corp. as part of the contingency consideration set out in the amended PINE property purchase agreement dated on December 9, 2019 whereby consideration was an aggregate of 7,000,000 common shares of which 5,000,000 was issued in the first year and a further 2,000,000 was contingent on certain expenditure levels. The fair value of the shares issued of $690,000 was recorded as exploration and evaluation expenditures in the statements of loss and comprehensive loss.